RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

Certain parties (principally certain directors and officers of the Company, their immediate families and business interests) were loan customers of, and had other transactions in the normal course of business with the Company. Related party loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than normal risk of collectibility. The aggregate dollar amount of loans to related parties was $3,391,117 and $3,755,550 at December 31, 2011 and 2010, respectively. During 2011 and 2010, $105,576 and $380,506 of new loans were made to related parties, respectively, and repayments totaled $470,009 and $1,155,604, respectively.

Legal services were provided to the Company in the ordinary course of business by a law firm in which two of the partners are directors of the Company. The amount paid to this law firm for services rendered during 2011 and 2010 was $89,855 and $40,542, respectively.